SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010 Share Plan (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	40,000,000
Options Outstanding, Aggregate Intrinsic Value	$ 0
Options Exercisable at October 31, 2014	27,512,077
Options Exercisable at October 31, 2014	0
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares		16,350,045
Options Outstanding, Weighted Average Exercise Price Per Share		$ 0.72
Options Exercised, Shares	(435,000)	(130,000)
Options Exercised, Weighted Average Exercise Price Per Share	$ 0.145	$ 0.18
Options Forfeited, Shares	(2,854,075)	(581,200)
Options Forfeited, Weighted Average Exercise Price Per Share	$ 0.79	$ 0.74
Options Outstanding and Exercisable, Shares	12,349,770	15,638,845
Options Outstanding and Exercisable, Weighted Average Exercise Price Per Share	$ 0.72	$ 0.72
Options Outstanding and Exercisable, Aggregate Intrinsic Value	72,000
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	2,984,000	2,820,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.245	$ 0.25
Options Granted, Shares	15,310,000	180,000
Options Granted, Weighted Average Exercise Price Per Share	$ 0.23	$ 0.20
Options Exercised, Shares	(80,000)	(16,000)
Options Exercised, Weighted Average Exercise Price Per Share	$ 0.16	$ 0.16
Options Outstanding, Shares	18,214,000	2,984,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.23	$ 0.245
Options Outstanding, Aggregate Intrinsic Value	25,910
Options Exercisable at October 31, 2014	6,543,445
Options Exercisable at October 31, 2014	$ 0.23
Options Exercisable at October 31, 2014	$ 23,410